COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on the financial debt of various CNH European affiliates for approximately $291,206. The guarantees are in effect for the term of the underlying funding facilities, which have various maturities through 2017.

Commitments

        At September 30, 2012, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Unfunded Commitment
Commercial revolving accounts	$3,777,225	$310,689	$3,466,536
Wholesale and dealer financing	$5,285,100	$3,840,444	$1,444,656

        The commercial revolving accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Legal Matters

        The Company is party to various litigation matters and claims arising from its operations. Management believes that the outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on the Company's financial position or results of operations.

Guarantees

        The Company provides payment guarantees on financial debt of various CNH European affiliates for approximately $292,300.

Commitments

        At December 31, 2011, the Company has various agreements to extend credit for the following managed portfolios:

	Total Credit Limit	Utilized	Unfunded Commitment
Private label revolving charge accounts	$3,668,743	$265,177	$3,403,566
Wholesale and dealer financing	4,930,074	2,866,512	2,063,562

        The private label revolving charge accounts are issued by the Company to retail customers for purchases of parts and services at CNH North America equipment dealers.